As filed with the Securities and Exchange Commission on October 15, 2018

Securities Act Registration No. 333 -20635

Investment Company Act Registration No. 811 -08037

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 121	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 122	☒

(Check appropriate box or boxes.)

AdvisorOne Funds

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

 (Address of Principal Executive Offices)(Zip Code)

(402) 493-3313

 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

JoAnn Strasser, Esq. Thompson Hine, LLP 41 South High Street Columbus, Ohio 43215 (614) 469-3265	Kevin Wolf President Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to Rule 485, paragraph (b)
(x)	on October 23, 2018, pursuant to Rule 485, paragraph (b)
60 days after filing pursuant to Rule 485, paragraph (a) (1)
on (date), pursuant to Rule 485, paragraph (a) (1)
75 days after filing pursuant to Rule 485, paragraph (a) (2)
on (date) pursuant to Rule 485, paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A for AdvisorOne Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of further delaying, until October 23, 2018, the effectiveness of Post-Effective Amendment No. 116 (“PEA No. 116”), which was filed with the Commission via EDGAR Accession No. 0001580642-18-004157 on August 28, 2018, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.

PART A—PROSPECTUS

The Prospectuses for the Class T Shares of CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS International Equity Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, and CLS Shelter Fund (“CLS Funds”) are incorporated herein by reference to Part A of PEA No. 116.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the CLS Funds is incorporated herein by reference to Part B of PEA No. 116.

PART C—OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 116.

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 121 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, State of New York on October 15, 2018.

ADVISORONE FUNDS

By: /s/ Ryan Beach

      Ryan Beach, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Todd Clarke*	Trustee	October 15, 2018
Larry A. Carter*	Trustee	October 15, 2018
John W. Davidson*	Trustee	October 15, 2018
Edward D. Foy*	Trustee	October 15, 2018
Daniel Applegarth*	Treasurer, Principal Financial Officer	October 15, 2018
/s/ Ryan Beach	President and Principal Executive Officer	October 15, 2018

*By:  /s/ Mike Forker

Mike Forker

*Attorney-in-Fact – Pursuant to Powers of Attorney incorporated by reference to Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A (filed August 17, 2018).